Stockholders' Equity (Tables)	12 Months Ended
Jun. 30, 2019
Schedule of private placements of securities pursuant to unit purchase agreements and subscription agreements
Date of closing	Common Stock Issued	Warrants issued	Unit Price	Net proceeds	Warrant exercise price	Warrant coverage
October 12, 2018	501,027	325,668	$3.60	$1,630,991	$6.00	.65
October 18, 2018	410,084	266,555	$3.60	$1,287,007	$6.00	.65
November 2, 2018	374,864	243,662	$3.60	$1,215,242	$6.00	.65
December 5, 2018	334,694	217,550	$3.60	$1,083,307	$6.00	.65
February 12, 2019	201,389	130,903	$3.60	$725,000	$6.00	.65
March 27, 2019	178,572	89,286	$5.60	$1,000,000	$9.00	.50
May 14, 2019	569,083	284,541	$6.00	$3,168,865	$9.00	.50
June 14, 2019	612,914	306,456	$6.00	$3,274,331	$9.00	.50
June 20, 2019	720,799	360,399	$6.00	$4,059,050	$9.00	.50
June 28, 2019	71,687	35,845	$6.00	$395,863	$9.00	.50
Total	3,975,115	2,260,865		$17,839,656

Schedule of changes in options outstanding
	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding and expected to vest at June 30, 2017	139,997	$25.64	6.7	$-
Granted	662,500	3.28	9.3	511,000
Forfeited	(35,277)	37.00	-	-
Outstanding and expected to vest at June 30, 2018	767,220	$5.80	8.8	$511,000
Granted	712,500	4.73	9.5	$1,917,750
Forfeited	(6,406)	-	-	$-
Outstanding and expected to vest at June 30, 2019	1,473,314	$5.18	8.6	$4,668,153
Options exercisable at June 30, 2019	401,356	$7.92	7.6	$1,153,708

Schedule of the changes in outstanding restricted stocks

	Number of Shares	Weighted Average Fair Value Per Share
Outstanding and expected to issue at June 30, 2017	2,188	$61.00
Issued	(938)	$61.00
Forfeited	(1,250)	$61.00
Outstanding and vested at June 30, 2018	-	$-
Issued	-	$-
Forfeited	-	$-
Outstanding and vested at June 30, 2019	-	-

Schedule of changes in outstanding warrants
	Number of Shares	Weighted Average Exercise Price Per Share
Outstanding and vested at June 30, 2017	971,718	$30.85
Issued	1,486,482	$6.00
Exercised	(4,443)	$0.004
Outstanding and vested at June 30, 2018	2,453,757	$15.845
Issued	2,691,123	$7.10
Exercised	(25,004)	$0.004
Forfeited/Expired	(689,894)	18.94
Outstanding and vested at June 30, 2019	4,429,982	$7.12

Schedule of stock-based compensation expense
	Year ended June 30, 2019	Year ended June 30, 2018
Research and development	$215,900	$62,500
General and administrative	998,100	455,500
Total	$1,214,000	$518,000

Stock-based compensation - options [Member]
Schedule of Black-Scholes option pricing model assumptions
	Year Ended June 30, 2019	Year Ended June 30, 2018
Risk free interest rate	2.37 to 2.69%	2.14 to 2.61%
Dividend yield	0%	0%
Volatility	101.5-102.3%	99.9-101.6%
Expected term (in years)	6.25	6.25